JCO	Nuveen Credit Opportunities 2022 Target Term Fund Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 131.0% (99.0% of Total Investments)

	CORPORATE BONDS – 94.7% (71.5% of Total Investments)

	Aerospace & Defense – 4.6%

$3,000	Bombardier Inc, 144A	8.750%	12/01/21	B	$3,038,760
8,000	Bombardier Inc, 144A	6.000%	10/15/22	B	7,400,000
11,000	Total Aerospace & Defense				10,438,760

	Airlines – 3.9%

5,000	Delta Air Lines Inc	3.400%	4/19/21	Baa3	4,980,768
4,000	Delta Air Lines Inc	3.625%	3/15/22	Baa3	3,933,294
9,000	Total Airlines				8,914,062

	Auto Components – 0.5%

999	ZF North America Capital Inc, 144A	4.500%	4/29/22	BB+	1,024,644

	Automobiles – 4.0%

9,000	Ford Motor Credit Co LLC	3.813%	10/12/21	BB+	9,022,500

	Building Products – 1.8%

4,150	Hillman Group Inc, 144A	6.375%	7/15/22	CCC	4,056,625

	Commercial Services & Supplies – 1.6%

3,009	APX Group Inc	7.875%	12/01/22	B–	3,009,000
715	Tervita Corp, 144A	7.625%	12/01/21	B3	652,438
3,724	Total Commercial Services & Supplies				3,661,438

	Construction & Engineering – 0.9%

2,000	Great Lakes Dredge & Dock Corp	8.000%	5/15/22	B	2,062,500

	Consumer Finance – 5.4%

2,695	DAE Funding LLC, 144A	4.500%	8/01/22	Baa3	2,664,681
2,400	Navient Corp	6.625%	7/26/21	Ba3	2,436,000
2,000	Navient Corp	7.250%	1/25/22	Ba3	2,054,340
5,000	Navient Corp	6.500%	6/15/22	Ba3	5,100,000
12,095	Total Consumer Finance				12,255,021

	Diversified Financial Services – 2.8%

2,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	BBB	2,038,082
2,000	Avation Capital SA, 144A	6.500%	5/15/21	B–	1,355,000
3,000	Ford Motor Credit Co LLC	4.250%	9/20/22	BB+	3,025,980
7,000	Total Diversified Financial Services				6,419,062

	Diversified Telecommunication Services – 5.5%

4,000	CenturyLink Inc	6.450%	6/15/21	BB	4,105,000
8,000	CenturyLink Inc	5.800%	3/15/22	BB	8,280,000
12,000	Total Diversified Telecommunication Services				12,385,000

	Electrical Equipment – 1.8%

4,000	Park Aerospace Holdings Ltd, 144A	5.250%	8/15/22	BBB–	4,015,904

	Gas Utilities – 1.2%

2,737	Western Midstream Operating LP	4.000%	7/01/22	BB+	2,753,217

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure – 9.9%

$7,000	Carnival Corp	3.950%	10/15/20	BB–	$6,982,500
2,005	CCM Merger Inc, 144A	6.000%	3/15/22	BB–	1,976,489
4,724	International Game Technology PLC, 144A	6.250%	2/15/22	BB	4,824,385
8,780	Royal Caribbean Cruises Ltd	2.650%	11/28/20	B+	8,736,100
22,509	Total Hotels, Restaurants & Leisure				22,519,474

	Household Durables – 3.1%

7,000	New Home Co Inc	7.250%	4/01/22	B–	6,947,500

	Media – 6.7%

2,787	CSC Holdings LLC	5.875%	9/15/22	B	2,947,253
10,000	DISH DBS Corp	5.875%	7/15/22	B2	10,400,000
1,794	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB–	1,798,485
14,581	Total Media				15,145,738

	Metals & Mining – 4.8%

10,900	First Quantum Minerals Ltd, 144A	7.250%	5/15/22	B3	10,909,810

	Mortgage Real Estate Investment Trust – 5.0%

4,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.875%	8/01/21	BB+	3,995,000
7,500	Starwood Property Trust Inc	5.000%	12/15/21	Ba3	7,421,475
11,500	Total Mortgage Real Estate Investment Trust				11,416,475

	Multiline Retail – 3.6%

8,375	Macy’s Retail Holdings LLC	3.450%	1/15/21	BB	8,270,313

	Oil, Gas & Consumable Fuels – 12.2%

2,800	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.625%	1/15/22	B–	2,779,000
6,215	CITGO Petroleum Corp, 144A	6.250%	8/15/22	BB	6,163,322
1,000	Continental Resources Inc/OK	5.000%	9/15/22	BBB–	993,130
2,000	EnCana Corp	3.900%	11/15/21	BBB–	1,999,814
2,000	Marathon Oil Corp	2.800%	11/01/22	BBB–	2,048,580
2,000	NGPL PipeCo LLC, 144A	4.375%	8/15/22	BBB–	2,075,954
3,000	Occidental Petroleum Corp	2.700%	8/15/22	BB+	2,803,110
3,000	Occidental Petroleum Corp, (3-Month LIBOR reference rate + 1.450% spread), (3)	1.730%	8/15/22	BB+	2,737,500
1,800	QEP Resources Inc	5.375%	10/01/22	B+	1,476,000
2,000	SM Energy Co	6.125%	11/15/22	B–	1,555,940
3,000	Southwestern Energy Co	4.100%	3/15/22	BB	2,962,500
28,815	Total Oil, Gas & Consumable Fuels				27,594,850

	Personal Products – 1.8%

4,000	Avon International Capital PLC, 144A	6.500%	8/15/22	Ba1	4,010,000

	Pharmaceuticals – 3.7%

4,321	Teva Pharmaceutical Finance Co BV	3.650%	11/10/21	Ba2	4,310,198
4,058	Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	BBB	4,047,855
8,379	Total Pharmaceuticals				8,358,053

	Road & Rail – 0.3%

600	DAE Funding LLC, 144A	5.250%	11/15/21	Baa3	606,000

	Specialty Retail – 4.1%

1,000	L Brands Inc	6.625%	4/01/21	B+	1,027,500
8,000	L Brands Inc	5.625%	2/15/22	B+	8,328,000
9,000	Total Specialty Retail				9,355,500

	Technology Hardware, Storage & Peripherals – 0.9%

2,000	Dell International LLC / EMC Corp, 144A	5.875%	6/15/21	BB+	2,003,820

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Thrifts & Mortgage Finance – 1.9%

$4,398	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A			5.250%	3/15/22	Ba2	$4,311,359

	Trading Companies & Distributors – 1.3%

3,000	Aircastle Ltd			5.125%	3/15/21	BBB	3,043,806

	Wireless Telecommunication Services – 1.4%

3,000	Hughes Satellite Systems Corp			7.625%	6/15/21	BB	3,112,500
$215,762	Total Corporate Bonds (cost $213,373,961)						214,613,931

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 33.2% (25.1% of Total Investments) (4)

	Commercial Services & Supplies – 1.2%

$4,190	iQor US, Inc., Term Loan, First Lien, (6)	0.000%	N/A	N/A	4/01/21	D	$2,764,382

	Communications Equipment – 0.6%

1,492	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	3-Month LIBOR	3.250%	4/24/22	B2	1,348,908

	Distributors – 5.5%

12,592	Spin Holdco Inc., Term Loan B1, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	12,366,489

	Diversified Financial Services – 0.2%

1,737	Ditech Holding Corporation., Term Loan B, First Lien, (6)	0.000%	N/A	N/A	6/30/22	N/R	416,905

	Energy Equipment & Services – 0.5%

1,476	PGS Finance, Inc., Term Loan	3.960%	3-Month LIBOR	2.500%	3/19/21	N/R	1,107,036

	Health Care Providers & Services – 4.3%

9,835	Pharmaceutical Product Development, Inc., Term Loan B	3.500%	1-Month LIBOR	2.500%	8/18/22	Ba2	9,813,655

	Health Care Technology – 0.6%

1,510	Onex Carestream Finance LP, Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	2/28/21	B1	1,442,466

	Hotels, Restaurants & Leisure – 3.7%

1,990	CCM Merger, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,982,210
6,911	Life Time Fitness, Inc., Term Loan B	3.750%	3-Month LIBOR	2.750%	6/10/22	B	6,320,785
8,901	Total Hotels, Restaurants & Leisure						8,302,995

	Media – 6.7%

12,893	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	7/23/21	B2	12,715,900
641	Affinion Group Holdings, Inc., Term Loan, First Lien, (cash 7.000%, PIK 1.750%)	8.750%	3-Month LIBOR	7.750%	5/10/22	N/R	528,592
1,979	GCI Inc., Term Loan B	2.397%	1-Month LIBOR	2.250%	2/02/22	Ba2	1,979,362
15,513	Total Media						15,223,854

	Multiline Retail – 1.1%

1,822	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 4.541%, PIK 1.500%)	6.041%	3-Month LIBOR	5.000%	1/13/22	CCC+	1,675,965
2,632	Neiman Marcus Group, Inc., Term Loan, (6)	4.250%	1-Month LIBOR	3.250%	10/25/20	N/R	756,781
4,454	Total Multiline Retail						2,432,746

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 0.8%

$664	Fieldwood Energy LLC, DIP Term Loan, (6), (9)	9.750%	1-Month LIBOR	8.750%	8/04/21	N/R	$666,815
4,000	Fieldwood Energy LLC, Exit Term Loan, (6)	0.000%	N/A	N/A	4/11/22	N/R	1,065,000
4,664	Total Oil, Gas & Consumable Fuels						1,731,815

	Professional Services – 1.4%

4,878	Skillsoft, Takeback Second-Out Tern Loan, (6)	0.000%	N/A	N/A	4/28/21	N/R	3,250,533

	Real Estate Management & Development – 0.1%

335	GGP, Initial Term Loan A1	3.147%	1-Month LIBOR	3.000%	8/27/21	BB+	327,886

	Specialty Retail – 6.2%

6,466	Petsmart Inc., Term Loan B	4.000%	3-Month LIBOR	3.000%	3/11/22	B	6,430,511
7,704	Petsmart Inc., Term Loan B, First Lien	4.500%	3-Month LIBOR	3.500%	3/11/22	B	7,698,684
14,170	Total Specialty Retail						14,129,195

	Wireless Telecommunication Services – 0.3%

748	Asurion LLC, Term Loan B4	3.147%	1-Month LIBOR	3.000%	8/04/22	Ba3	740,436
$86,495	Total Variable Rate Senior Loan Interests (cost $84,455,553)						75,399,301

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 2.9% (2.2% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.8%

$2,000	SM Energy Co			1.500%	7/01/21	B	$1,836,143

	Pharmaceuticals – 2.1%

5,000	Teva Pharmaceutical Finance Co LLC			0.250%	2/01/26	Ba2	4,852,395
$7,000	Total Convertible Bonds (cost $6,919,007)						6,688,538

Shares	Description (1)						Value

	COMMON STOCKS – 0.2% (0.2% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.2%

30,780	Whiting Petroleum Corp, (10)						$532,186
	Total Common Stocks (cost $1,967,722)						532,186

Shares	Description (1)						Value

	WARRANTS – 0.0% (0.0% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.0%

17,291	Denbury Inc						$40,807
	Total Warrants (cost $2,609,135)						40,807
	Total Long-Term Investments (cost $309,325,378)						297,274,763

Shares	Description (1), (7)	Coupon	Value

	SHORT-TERM INVESTMENTS – 1.3% (1.0% of Total Investments)

	INVESTMENT COMPANIES – 1.3% (1.0% of Total Investments)

2,868,046	BlackRock Liquidity Funds T-Fund Portfolio	0.035% (8)	$2,868,046
	Total Short-Term Investments (cost $2,868,046)		2,868,046
	Total Investments (cost $312,193,424) – 132.3%		300,142,809
	Borrowings – (37.0)% (11), (12)		(84,000,000)
	Other Assets Less Liabilities – 4.7%		10,720,895
	Net Assets Applicable to Common Shares – 100%		$226,863,704

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$214,613,931	$—	$214,613,931
Variable Rate Senior Loan Interests	—	75,399,301	—	75,399,301
Convertible Bonds	—	6,688,538	—	6,688,538
Common Stocks	532,186	—	—	532,186
Warrants	40,807	—	—	40,807

Short-Term Investments:
Investment Companies	2,868,046	—	—	2,868,046
Total	$3,441,039	$296,701,770	$—	$300,142,809

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(7)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(8)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(9)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(10)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(11)	Borrowings as a percentage of Total Investments is 28.0%.

(12)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.